Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities
Net income (loss)	$ 17	$ (175)
Share of equity accounted earnings, net of distributions	(331)	(289)
Fair value (gains) losses, net	(123)	63
Deferred income tax (benefit)	25	(30)
Depreciation and amortization	174	128
Working capital and other	35	67
Cash flows from (used in) operating activities	(203)	(236)
Financing activities
Debt obligations, issuance	16,455	5,130
Debt obligations, repayments	(10,333)	(6,659)
Capital securities issued	35	0
Capital securities redeemed	(55)	(1)
Non-controlling interests, issued	513	1,682
Non-controlling interests, purchased	(158)	(7)
Settlement of deferred consideration	4	(1)
Repayment of lease liabilities	(28)	(29)
Issuances to limited partnership unitholders	721	526
Issuances to redeemable/exchangeable and special limited partnership unitholders	1,288	937
Redemption of FV LTIP units of the Operating Partnership	0	(2)
Cash flows from (used in) financing activities	6,225	325
Acquisitions
Investment properties	(3,791)	(2,143)
Property, plant and equipment	(2,880)	(77)
Equity accounted investments	(1,519)	(490)
Financial assets and other	(321)	(271)
Acquisition of subsidiaries, net of cash acquired	(134)	(88)
Dispositions
Investment properties	1,930	1,743
Property, plant and equipment	220	159
Equity accounted investments	74	248
Financial assets and other	162	256
Disposition of subsidiaries	459	0
Cash impact of deconsolidation	(53)	(6)
Cash flows from (used in) investing activities	(5,853)	(669)
Cash and cash equivalents
Net change in cash and cash equivalents during the period	169	(580)
Effect of exchange rate fluctuations on cash and cash equivalents held in foreign currencies	(27)	33
Balance, beginning of period	1,859	2,208
Balance, end of period	1,488	1,703
Cash paid for:
Income taxes, net of refunds received	128	72
Interest (excluding dividends on capital securities)	1,506	1,593
Interests of others in operating subsidiaries and properties
Financing activities
Distributions	(1,561)	(602)
Preferred
Financing activities
Distributions	(22)	(22)
Limited partners
Operating activities
Net income (loss)	(86)	(192)
Financing activities
Distributions	(227)	(225)
Redeemable / exchangeable and special limited partnership units
Financing activities
Distributions	(407)	(402)
Disposal groups classified as held for sale
Cash and cash equivalents
Net change in cash and cash equivalents during the period	$ (513)	$ 42